Share-Based Payments - Summary of Share Rights (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 22, 2025
Number	17,637,162		16,287,972
Expiry	Jan. 22, 2030
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number	1,008,567		632,890
Share Rights | Non-Executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized | $	$ 279,366		$ 402,966
Share Rights | Anthony Bellas | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2025
Number	120,594
Vesting date	Dec. 31, 2025
Fair value | $ / shares		$ 0.43
Expiry	Dec. 31, 2026
Expense recognized | $	$ 33,428
Share Rights | Sharan Burrow | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2025
Number	120,594
Vesting date	Dec. 31, 2025
Fair value | $ / shares		0.43
Expiry	Dec. 31, 2026
Expense recognized | $	$ 33,428
Share Rights | Ron Edmonds | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2025
Number	241,188
Vesting date	Dec. 31, 2025
Fair value | $ / shares		0.43
Expiry	Dec. 31, 2026
Expense recognized | $	$ 66,856
Share Rights | Nicholas Liveris | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Apr. 02, 2025
Number	43,815
Vesting date	Apr. 02, 2025
Fair value | $ / shares		0.43
Expiry	Dec. 31, 2026
Expense recognized | $	$ 11,942
Share Rights | Nicholas Liveris | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2025
Number	120,594
Vesting date	Dec. 31, 2025
Fair value | $ / shares		0.43
Expiry	Dec. 31, 2026
Expense recognized | $	$ 33,428
Share Rights | Robert Natter | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2025
Number	120,594
Vesting date	Dec. 31, 2025
Fair value | $ / shares		0.43
Expiry	Dec. 31, 2026
Expense recognized | $	$ 33,428
Share Rights | Jean Oelwang | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2025
Number	120,594
Vesting date	Dec. 31, 2025
Fair value | $ / shares		0.43
Expiry	Dec. 31, 2026
Expense recognized | $	$ 33,428
Share Rights | Phillips 66 | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2025
Number	120,594
Vesting date	Dec. 31, 2025
Fair value | $ / shares		$ 0.43
Expiry	Dec. 31, 2026
Expense recognized | $	$ 33,428